CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 38.0	$ 173.2
Accounts receivable, net	517.8	442.0
Inventory	1,385.0	1,232.6
Other current assets	130.3	94.6
Total current assets	2,071.1	1,942.4
Property, plant and equipment	6,831.8	6,569.0
Accumulated depreciation	(4,845.6)	(4,554.6)
Property, plant and equipment, net	1,986.2	2,014.4
Other non-current assets:
Goodwill and intangible assets	306.7	32.8
Other non-current assets	110.8	112.1
TOTAL ASSETS	4,474.8	4,101.7
Current liabilities:
Accounts payable	690.4	589.9
Accrued liabilities	270.5	234.1
Current portion of pension and other postretirement benefit obligations	40.1	41.3
Total current liabilities	1,001.0	865.3
Non-current liabilities:
Long-term debt	2,110.1	1,816.6
Pension and other postretirement benefit obligations	894.2	1,093.7
Other non-current liabilities	168.9	155.0
TOTAL LIABILITIES	4,174.2	3,930.6
EXCHANGEABLE NOTES EXCHANGE FEATURE	0.0	21.3
Equity (deficit):
Common stock, authorized 450,000,000 shares of $.01 par value each; issued 315,782,764 and 314,739,500 shares in 2017 and 2016; outstanding 314,884,569 and 314,160,557 shares in 2017 and 2016	3.2	3.1
Additional paid-in capital	2,884.8	2,855.4
Treasury stock, common shares at cost, 898,195 and 578,943 shares in 2017 and 2016	(5.4)	(2.4)
Accumulated deficit	(2,877.0)	(2,980.5)
Accumulated other comprehensive loss	(50.2)	(88.7)
Total stockholders' equity (deficit)	(44.6)	(213.1)
Noncontrolling interests	345.2	362.9
TOTAL EQUITY	300.6	149.8
TOTAL LIABILITIES AND EQUITY	4,474.8	4,101.7
SunCoke Middletown [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	0.1	5.0
Inventory	18.4	16.2
Property, plant and equipment	425.9	422.3
Accumulated depreciation	(88.6)	(72.5)
Other non-current assets:
Other Assets (Liabilities), Net	(1.0)	(2.3)
Current liabilities:
Accounts payable	11.3	7.8
Equity (deficit):
Noncontrolling interests	343.5	360.9
Other Variable Interest Entities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	0.7	0.8
Property, plant and equipment	11.7	11.8
Accumulated depreciation	(9.6)	(9.5)
Other non-current assets:
Other Assets (Liabilities), Net	0.8	1.0
Equity (deficit):
Noncontrolling interests	$ 1.7	$ 2.0